Financial assets at amortized cost - Securities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Amortized Cost - Securities
Summary of Financial assets at Amortized Cost - Securities

	12/31/2022			12/31/2021
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities (1)	91,810	(30)	91,780	68,045	(37)	68,008
Government securities – abroad	39,243	(11)	39,232	24,888	(7)	24,881
Colombia	820	(1)	819	925	(1)	924
Chile	4,805	-	4,805	828	-	828
Korea	10,365	(2)	10,363	5,604	-	5,604
Spain	9,924	(2)	9,922	6,132	(1)	6,131
Mexico	13,246	(6)	13,240	11,377	(5)	11,372
Paraguay	59	-	59	-	-	-
Uruguay	24	-	24	22	-	22
Corporate securities (1)	88,262	(1,997)	86,265	54,813	(1,904)	52,909
Rural product note	26,129	(140)	25,989	5,906	(14)	5,892
Bank deposit certificates	98	-	98	110	(1)	109
Real estate receivables certificates	5,738	(4)	5,734	3,988	(1)	3,987
Debentures	47,785	(1,835)	45,950	39,403	(1,883)	37,520
Eurobonds and other	118	-	118	457	(2)	455
Financial bills	113	-	113	51	-	51
Promissory and commercial notes	7,363	(13)	7,350	4,219	(2)	4,217
Other	918	(5)	913	679	(1)	678
Total	219,315	(2,038)	217,277	147,746	(1,948)	145,798
1) Financial Assets at Amortized Cost – Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Customers and Post-employment benefits (Note 26b), were: a) Brazilian government securities R$ 23,639 (R$ 12,570 at 12/31/2021); and b) Corporate securities R$ 12,718 (R$ 11,358 at 12/31/2021), totaling R$ 36,357 (R$ 23,928 at 12/31/2021).

Summary of Amortized Cost of Financial Assets at Amortized Cost

	12/31/2022		12/31/2021
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	62,237	61,640	45,353	45,169
Up to one year	62,237	61,640	45,353	45,169
Non-current	157,078	155,637	102,393	100,629
From one to five years	108,445	107,906	70,924	69,965
From five to ten years	41,528	40,627	26,404	25,600
After ten years	7,105	7,104	5,065	5,064
Total	219,315	217,277	147,746	145,798

Schedule of financial assets at amortized cost - securities

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2021								12/31/2021
Financial assets at amortized cost	(74)	(80)	(149)	42	53	3	(3)	-	(208)
Brazilian government securities	(37)	7	-	-	-	-	-	-	(30)
Government securities - abroad	(7)	8	(18)	6	-	-	-	-	(11)
Colombia	(1)	1	(1)	-	-	-	-	-	(1)
Korea	-	(2)	-	-	-	-	-	-	(2)
Spain	(1)	-	(1)	-	-	-	-	-	(2)
Mexico	(5)	9	(16)	6	-	-	-	-	(6)
Corporate securities	(30)	(95)	(131)	36	53	3	(3)	-	(167)
Rural product note	(5)	(65)	(64)	8	21	3	(3)	-	(105)
Bank deposit certificate	(1)	1	-	-	-	-	-	-	-
Real estate receivables certificates	(1)	14	(19)	2	-	-	-	-	(4)
Debentures	(18)	(42)	(31)	15	32	-	-	-	(44)
Eurobond and other	(2)	-	-	2	-	-	-	-	-
Promissory and commercial notes	(2)	(1)	(14)	4	-	-	-	-	(13)
Other	(1)	(2)	(3)	5	-	-	-	-	(1)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2021								12/31/2022
Financial assets at amortized cost	(38)	(136)	(3)	104	3	9	(53)	-	(114)
Corporate securities	(38)	(136)	(3)	104	3	9	(53)	-	(114)
Rural product note	-	(12)	(3)	-	3	9	(21)	-	(24)
Debentures	(38)	(120)	-	104	-	-	(32)	-	(86)
Other	-	(4)	-	-	-	-	-	-	(4)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2021								12/31/2022
Financial assets at amortized cost	(1,836)	(244)	(27)	403	-	-	(3)	(9)	(1,716)
Corporate securities	(1,836)	(244)	(27)	403	-	-	(3)	(9)	(1,716)
Rural product note	(9)	7	(6)	9	-	-	(3)	(9)	(11)
Debentures	(1,827)	(251)	(21)	394	-	-	-	-	(1,705)

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss
	12/31/2020								12/31/2021
Financial assets at amortized cost	(185)	188	(147)	70	-	-	-	-	(74)
Brazilian government securities	(44)	7	-	-	-	-	-	-	(37)
Government securities - abroad	(14)	37	(36)	6	-	-	-	-	(7)
Chile	(1)	1	-	-	-	-	-	-	-
Colombia	-	4	(6)	1	-	-	-	-	(1)
Korea	(4)	7	(3)	-	-	-	-	-	-
Spain	(3)	6	(5)	1	-	-	-	-	(1)
Mexico	(6)	19	(22)	4	-	-	-	-	(5)
Corporate securities	(127)	144	(111)	64	-	-	-	-	(30)
Rural product note	(23)	39	(24)	3	-	-	-	-	(5)
Bank deposit certificate	-	1	(10)	8	-	-	-	-	(1)
Real estate receivables certificates	(8)	6	-	1	-	-	-	-	(1)
Debentures	(78)	74	(52)	38	-	-	-	-	(18)
Eurobond and other	(1)	8	(20)	11	-	-	-	-	(2)
Promissory notes	(10)	10	(5)	3	-	-	-	-	(2)
Other	(7)	6	-	-	-	-	-	-	(1)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss
	12/31/2020								12/31/2021
Financial assets at amortized cost	(53)	19	(20)	16	-	-	-	-	(38)
Corporate securities	(53)	19	(20)	16	-	-	-	-	(38)
Rural product note	(2)	2	-	-	-	-	-	-	-
Real estate receivables certificates	(4)	-	-	4	-	-	-	-	-
Debentures	(47)	17	(20)	12	-	-	-	-	(38)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss
	12/31/2020								12/31/2021
Financial assets at amortized cost	(2,827)	610	(51)	432	-	-	-	-	(1,836)
Corporate securities	(2,827)	610	(51)	432	-	-	-	-	(1,836)
Rural product note	-	6	(15)	-	-	-	-	-	(9)
Debentures	(2,827)	604	(36)	432	-	-	-	-	(1,827)